INTANGIBLES, NET	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
INTANGIBLES, NET

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Customer Lists	$687,500	$687,500
Intellectual Property	10,333,144	-
Tradenames	275,447	-
Noncompete Agreement	72,886	-

Less: accumulated amortization	(464,589)	-
Net book value	$10,904,388	$687,500

Amortization expense from intangible assets was $464,589 and $0 for the nine months ended September 30, 2023 and 2022, respectively.

On December 9, 2022, Titan entered into a purchase agreement with WTI Global, Inc. (the “seller” or “WTI”) for consideration of approximately $687,500 in exchange for intangible assets. The entire purchase consideration was allocated as fair value to the customer lists acquired from the seller. The $687,500 was funded through a combination of a note payable to the seller of $170,000 and an equity infusion from a member of Titan for $517,500. See Note 9 – Notes Payable and Note 10 – Convertible Notes Payable for further details.

As a result of the Titan Merger, the Company recorded $10,333,144 of intellectual property, $275,447 of tradenames, and a $72,886 noncompete agreement on the acquisition date (Note 3 – Business Combinations).

Future amortization expense from intangible assets as of September 30, 2023 were as follows:

For the Year Ended,
December 31,
Remainder of 2023	$298,798
2024	1,188,698
2025	1,185,450
2026	1,185,450
2027	1,185,450
Thereafter	5,860,542
Total remaining amortization expense	$10,904,388

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
INTANGIBLES, NET

NOTE 6 – INTANGIBLES, NET

Intangible assets acquired consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Customer lists	$687,500	$-
Less: accumulated amortization	-	-
Net book value	$687,500	$-

For the years ended December 31, 2022 and 2021, there were no amortization expenses recorded. Amortization is expected to be $68,750 for each of the next five years.

On December 9, 2022, the Company entered into a purchase agreement with WTI Global, Inc. (the “seller”) for consideration of approximately $687,500 in exchange for intangible assets. The entire purchase consideration was allocated as fair value to the customer lists acquired from the seller. The $687,500 was funded through a combination of a note payable to the seller of $170,000 and an equity infusion from a member of the Company for $517,500. See Note 9 and 10 for further details.